Bank overdrafts and short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Bank Overdrafts and Short-term Borrowings
Bank overdrafts and short-term borrowings as at December 31, 2019 and 2018 are analysed as follows:

	31/12/19	31/12/18

Bank overdrafts	1,974	1,762
Borrowings secured over trade receivables	21,029	29,992
Borrowings unsecured	1,167	3,394

Total	24,170	35,148

Summary of Weighted Average Interest Rates on Bank Overdrafts and Short-Term Borrowings
The weighted average interest rates on the bank overdrafts and short-term borrowings for the years ended December 31, 2019 and 2018 are as follows:

	2019	2018
Bank overdrafts	4.13%	4.35%
Borrowings	2.55%	2.69%